INCOME TAXES - Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
(Loss) income before income taxes	$ (944.8)	$ 192.1
Income tax (recovery) expense at the combined basic federal and provincial tax rate (26.5% in 2024 and 2023)	(250.4)	50.9
Decrease (increase) resulting from:
Permanent differences	51.7	124.6
Variance between combined Canadian tax rate and the tax rate applicable to U.S. income	(2.8)	(0.7)
Recognition of previously unrecognized deductible temporary differences	(497.1)	(15.8)
Non-taxable income	504.7
Changes in estimate related to prior years	(11.9)
Other	(1.3)	0.9
Income tax (recovery) expense	$ (207.1)	$ 159.9
Applicable tax rate	26.50%	26.50%